GOLDMAN SACHS TRUST
Goldman Sachs Single Sector Fixed Income Funds
Institutional and Separate Account Institutional Shares of

Goldman Sachs U.S. Mortgages Fund
Goldman Sachs Investment Grade Credit Fund
(the “Funds”)

Supplement dated November 20, 2009 to the
Prospectuses dated July 29, 2009 (the “Prospectuses”)

Effective December 1, 2009, the Funds’ transfer agent, Goldman, Sachs & Co., will discontinue its voluntary waiver of a portion of the transfer agency fees attributable to the Funds’ Institutional and Separate Account Institutional Shares. Accordingly, the Prospectuses are hereby revised as follows:

The following information replaces the corresponding information in footnote * to the table in the section “Fund Fees and Expenses” in the Institutional Shares Prospectus to the extent it pertains to the Funds:

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary waivers and/or expense limitations currently in place with respect to the Funds. The Funds’ “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current waivers and expense limitations, are as set forth below. These waivers and expense limitations may be modified or terminated at any time without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	U.S. Mortgages	Investment Grade
	Fund	Credit Fund

Annual Fund Operating Expenses[2] (expenses that are deducted from Fund assets):
Management Fees[3]	0.33%	0.33%
Account Service Fees	0.05%	0.05%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[4]	0.04%	0.04%

Total Fund Operating Expenses (after current waivers and expense limitations)	0.42%	0.42%

The following information replaces the corresponding information in footnote 4 to the table in the section “Fund Fees and Expenses” in the Institutional Shares Prospectus to the extent it pertains to the Funds:

[4]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund’s Institutional Shares, plus all other ordinary expenses not detailed above (including, but not limited to, custody fees, credit facility commitment fees, insurance and fidelity bond fees). The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” of each Fund (excluding management fees, transfer agent fees and expenses, account service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the following annual percentage rates of each Fund’s average daily net assets:

Fund	Other Expenses

U.S. Mortgages	0.004%
Investment Grade Credit	0.004%

These fee and expense reductions may be modified or terminated at any time at the option of the Investment Adviser.

The following information replaces the corresponding information in footnote * to the table in the section “Fund Fees and Expenses” in the Separate Account Institutional Shares Prospectus:

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and expense limitations currently in place with respect to the Funds. The Funds’ “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current waivers and expense limitations, are as set forth below. These waivers and expense limitations may be modified or terminated at any time without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	U.S. Mortgages	Investment Grade
	Fund	Credit Fund

Annual Fund Operating Expenses[1]
(expenses that are deducted from Fund assets):
Management Fees[2]	0.33%	0.33%
Other Expenses[3]	0.04%	0.04%

Total Fund Operating Expenses (after current waivers and expense limitations)	0.37%	0.37%

The following information replaces the corresponding information in footnote 3 to the table in the section “Fund Fees and Expenses” in the Separate Account Institutional Shares Prospectus:

[3]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund’s Separate Account Institutional Shares, plus all other ordinary expenses not detailed above (including, but not limited to, custody fees, credit facility commitment fees, insurance and fidelity bond fees). The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” of each Fund (excluding management fees, transfer agent fees and expenses, account service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the following annual percentage rates of each Fund’s average daily net assets:

Fund	Other Expenses

U.S. Mortgages	0.004%
Investment Grade Credit	0.004%

These fee and expense reductions may be modified or terminated at any time at the option of the Investment Adviser.

SSFIFEESTK 11-09